IMPAIRMENT CHARGES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of impairment charges and inventory provisioning [Abstract]
Schedule of Impairment Charges and Inventory Provisioning
The impact of the above items on the statement of operations for the year ended December 31, 2019, December 31, 2018 and December 31, 2017 was as follows:

	December	December	December
	31, 2019	31, 2018	31, 2017
	US$’000	US$’000	US$’000
Selling, general & administration expenses
Impairment of PP&E (Note 13)	6,349	6,112	10,437
Impairment of goodwill and other intangible assets (Note 14)	16,570	19,212	29,667
Impairment of prepayments (Note 18)	1,376	1,608	1,651

Total impairment loss	24,295	26,932	41,755
			(
Income tax impact of impairment loss	148	(1,752)	(517)

Total impairment loss after tax	24,443	25,180	41,238